Document And Entity Information	Apr. 05, 2022
Document Information Line Items
Entity Registrant Name	Fuse Group Holding Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001636051
Document Period End Date	Apr. 05, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-202948
Entity Tax Identification Number	47-1017473
Entity Address, Address Line One	805 W. Duarte Rd., Suite 102
Entity Address, City or Town	Arcadia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91007
City Area Code	(626)
Local Phone Number	210-0000
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE